LEASES - Minimum payments lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Total minimum payments lease liabilities	$ 2,399,283	$ 2,989,925
Discontinued operations | Banistmo S.A.
LEASES
Total minimum payments lease liabilities	361,257
Buildings
LEASES
Total minimum payments lease liabilities	2,360,184	2,960,936
Computer equipment
LEASES
Total minimum payments lease liabilities	34,717	23,186
Furniture and fixtures
LEASES
Total minimum payments lease liabilities	4,111	5,611
Vehicles
LEASES
Total minimum payments lease liabilities	271	192
No more than twelve months after the reporting period
LEASES
Total minimum payments lease liabilities	31,763	26,059
No more than twelve months after the reporting period | Buildings
LEASES
Total minimum payments lease liabilities	27,499	24,464
No more than twelve months after the reporting period | Computer equipment
LEASES
Total minimum payments lease liabilities	4,193	1,523
No more than twelve months after the reporting period | Furniture and fixtures
LEASES
Total minimum payments lease liabilities	0	0
No more than twelve months after the reporting period | Vehicles
LEASES
Total minimum payments lease liabilities	71	72
Between 1 and 3 years
LEASES
Total minimum payments lease liabilities	180,293	99,461
Between 1 and 3 years | Buildings
LEASES
Total minimum payments lease liabilities	177,815	87,714
Between 1 and 3 years | Computer equipment
LEASES
Total minimum payments lease liabilities	1,955	10,641
Between 1 and 3 years | Furniture and fixtures
LEASES
Total minimum payments lease liabilities	323	986
Between 1 and 3 years | Vehicles
LEASES
Total minimum payments lease liabilities	200	120
Between 3 and 5 years
LEASES
Total minimum payments lease liabilities	174,432	332,577
Between 3 and 5 years | Buildings
LEASES
Total minimum payments lease liabilities	142,075	318,197
Between 3 and 5 years | Computer equipment
LEASES
Total minimum payments lease liabilities	28,569	9,755
Between 3 and 5 years | Furniture and fixtures
LEASES
Total minimum payments lease liabilities	3,788	4,625
Between 3 and 5 years | Vehicles
LEASES
Total minimum payments lease liabilities	0	0
Greater than 5 years
LEASES
Total minimum payments lease liabilities	2,012,795	2,531,828
Greater than 5 years | Buildings
LEASES
Total minimum payments lease liabilities	2,012,795	2,530,561
Greater than 5 years | Computer equipment
LEASES
Total minimum payments lease liabilities	0	1,267
Greater than 5 years | Furniture and fixtures
LEASES
Total minimum payments lease liabilities	0	0
Greater than 5 years | Vehicles
LEASES
Total minimum payments lease liabilities	$ 0	$ 0